Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK INVESTMENT TRUST
Entity Central Index Key	0000022370
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000001792 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Large Cap Core Fund
Class Name	Class A
Trading Symbol	TAGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Fundamental Large Cap Core Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Core Fund (Class A/TAGRX)	$121	1.02%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental Large Cap Core Fund (Class A/TAGRX) returned 37.14% (excluding sales charges) for the year ended October 31, 2024. A resilient U.S. economy, lower interest rates, strong corporate earnings and investor enthusiasm for artificial intelligence (AI) helped propel U.S. equities sharply higher, with large-cap growth stocks taking the lead.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund’s holdings in the sector notably boosted its absolute return. Consumer electronics leader Apple, Inc., a top holding, stood out, helped by strong demand for its smartphones and a rally in mega-cap technology stocks.
Financials | The fund’s financial holdings produced a steep gain, led by private equity company KKR & Company, Inc., which benefited from strong execution by management, growing interest in alternative investments and lower interest rates.
Consumer discretionary | This sector was another standout, thanks to positions in e-commerce giant Amazon.com, Inc. and home builder Lennar Corp.
TOP PERFORMANCE DETRACTORS
Utilities and materials | The fund’s lack of exposure to utilities and small stake in materials did little to aid performance.
Weakness from specific holdings | Notable individual detractors included a new position this period in Israel-based Mobileye Global, Inc., which makes advanced driver assist systems, as well as investments in biopharmaceuticals stock Moderna, Inc., media conglomerate Warner Brothers Discovery, Inc. and recreational vehicle company Polaris, Inc.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental Large Cap Core Fund (Class A/TAGRX)	30.29%	12.94%	10.91%
Fundamental Large Cap Core Fund (Class A/TAGRX)—excluding sales charge	37.14%	14.11%	11.48%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 5,631,957,789
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 33,000,292
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,631,957,789%
Total number of portfolio holdings	$47%
Total advisory fees paid (net)	$33,000,292%
Portfolio turnover rate	$19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	8.8%
Apple, Inc.	8.0%
Alphabet, Inc., Class A	5.9%
Cheniere Energy, Inc.	5.2%
KKR & Company, Inc.	4.7%
Morgan Stanley	4.6%
Lennar Corp., Class A	4.5%
Microsoft Corp.	4.0%
Crown Castle, Inc.	3.1%
Texas Instruments, Inc.	3.1%

Sector Composition
Information technology	27.8%
Consumer discretionary	18.8%
Financials	15.0%
Communication services	10.4%
Health care	6.8%
Consumer staples	6.2%
Energy	5.2%
Industrials	4.9%
Real estate	3.5%
Materials	0.5%
Short-term investments and other	0.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	8.8%
Apple, Inc.	8.0%
Alphabet, Inc., Class A	5.9%
Cheniere Energy, Inc.	5.2%
KKR & Company, Inc.	4.7%
Morgan Stanley	4.6%
Lennar Corp., Class A	4.5%
Microsoft Corp.	4.0%
Crown Castle, Inc.	3.1%
Texas Instruments, Inc.	3.1%

C000001794 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Large Cap Core Fund
Class Name	Class C
Trading Symbol	JHLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Fundamental Large Cap Core Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Core Fund (Class C/JHLVX)	$209	1.77%

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	1.77%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental Large Cap Core Fund (Class C/JHLVX) returned 36.11% (excluding sales charges) for the year ended October 31, 2024. A resilient U.S. economy, lower interest rates, strong corporate earnings and investor enthusiasm for artificial intelligence (AI) helped propel U.S. equities sharply higher, with large-cap growth stocks taking the lead.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund’s holdings in the sector notably boosted its absolute return. Consumer electronics leader Apple, Inc., a top holding, stood out, helped by strong demand for its smartphones and a rally in mega-cap technology stocks.
Financials | The fund’s financial holdings produced a steep gain, led by private equity company KKR & Company, Inc., which benefited from strong execution by management, growing interest in alternative investments and lower interest rates.
Consumer discretionary | This sector was another standout, thanks to positions in e-commerce giant Amazon.com, Inc. and home builder Lennar Corp.
TOP PERFORMANCE DETRACTORS
Utilities and materials | The fund’s lack of exposure to utilities and small stake in materials did little to aid performance.
Weakness from specific holdings | Notable individual detractors included a new position this period in Israel-based Mobileye Global, Inc., which makes advanced driver assist systems, as well as investments in biopharmaceuticals stock Moderna, Inc., media conglomerate Warner Brothers Discovery, Inc. and recreational vehicle company Polaris, Inc.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental Large Cap Core Fund (Class C/JHLVX)	35.11%	13.26%	10.65%
Fundamental Large Cap Core Fund (Class C/JHLVX)—excluding sales charge	36.11%	13.26%	10.65%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 5,631,957,789
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 33,000,292
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,631,957,789%
Total number of portfolio holdings	$47%
Total advisory fees paid (net)	$33,000,292%
Portfolio turnover rate	$19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	8.8%
Apple, Inc.	8.0%
Alphabet, Inc., Class A	5.9%
Cheniere Energy, Inc.	5.2%
KKR & Company, Inc.	4.7%
Morgan Stanley	4.6%
Lennar Corp., Class A	4.5%
Microsoft Corp.	4.0%
Crown Castle, Inc.	3.1%
Texas Instruments, Inc.	3.1%

Sector Composition
Information technology	27.8%
Consumer discretionary	18.8%
Financials	15.0%
Communication services	10.4%
Health care	6.8%
Consumer staples	6.2%
Energy	5.2%
Industrials	4.9%
Real estate	3.5%
Materials	0.5%
Short-term investments and other	0.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	8.8%
Apple, Inc.	8.0%
Alphabet, Inc., Class A	5.9%
Cheniere Energy, Inc.	5.2%
KKR & Company, Inc.	4.7%
Morgan Stanley	4.6%
Lennar Corp., Class A	4.5%
Microsoft Corp.	4.0%
Crown Castle, Inc.	3.1%
Texas Instruments, Inc.	3.1%

C000001795 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Large Cap Core Fund
Class Name	Class I
Trading Symbol	JLVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Fundamental Large Cap Core Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Core Fund (Class I/JLVIX)	$91	0.77%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental Large Cap Core Fund (Class I/JLVIX) returned 37.46% for the year ended October 31, 2024. A resilient U.S. economy, lower interest rates, strong corporate earnings and investor enthusiasm for artificial intelligence (AI) helped propel U.S. equities sharply higher, with large-cap growth stocks taking the lead.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund’s holdings in the sector notably boosted its absolute return. Consumer electronics leader Apple, Inc., a top holding, stood out, helped by strong demand for its smartphones and a rally in mega-cap technology stocks.
Financials | The fund’s financial holdings produced a steep gain, led by private equity company KKR & Company, Inc., which benefited from strong execution by management, growing interest in alternative investments and lower interest rates.
Consumer discretionary | This sector was another standout, thanks to positions in e-commerce giant Amazon.com, Inc. and home builder Lennar Corp.
TOP PERFORMANCE DETRACTORS
Utilities and materials | The fund’s lack of exposure to utilities and small stake in materials did little to aid performance.
Weakness from specific holdings | Notable individual detractors included a new position this period in Israel-based Mobileye Global, Inc., which makes advanced driver assist systems, as well as investments in biopharmaceuticals stock Moderna, Inc., media conglomerate Warner Brothers Discovery, Inc. and recreational vehicle company Polaris, Inc.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental Large Cap Core Fund (Class I/JLVIX)	37.46%	14.39%	11.76%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 5,631,957,789
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 33,000,292
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,631,957,789%
Total number of portfolio holdings	$47%
Total advisory fees paid (net)	$33,000,292%
Portfolio turnover rate	$19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	8.8%
Apple, Inc.	8.0%
Alphabet, Inc., Class A	5.9%
Cheniere Energy, Inc.	5.2%
KKR & Company, Inc.	4.7%
Morgan Stanley	4.6%
Lennar Corp., Class A	4.5%
Microsoft Corp.	4.0%
Crown Castle, Inc.	3.1%
Texas Instruments, Inc.	3.1%

Sector Composition
Information technology	27.8%
Consumer discretionary	18.8%
Financials	15.0%
Communication services	10.4%
Health care	6.8%
Consumer staples	6.2%
Energy	5.2%
Industrials	4.9%
Real estate	3.5%
Materials	0.5%
Short-term investments and other	0.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	8.8%
Apple, Inc.	8.0%
Alphabet, Inc., Class A	5.9%
Cheniere Energy, Inc.	5.2%
KKR & Company, Inc.	4.7%
Morgan Stanley	4.6%
Lennar Corp., Class A	4.5%
Microsoft Corp.	4.0%
Crown Castle, Inc.	3.1%
Texas Instruments, Inc.	3.1%

C000177896 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Large Cap Core Fund
Class Name	Class NAV
Trading Symbol	JLCNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Fundamental Large Cap Core Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Core Fund (Class NAV/JLCNX)	$77	0.65%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental Large Cap Core Fund (Class NAV/JLCNX) returned 37.62% for the year ended October 31, 2024. A resilient U.S. economy, lower interest rates, strong corporate earnings and investor enthusiasm for artificial intelligence (AI) helped propel U.S. equities sharply higher, with large-cap growth stocks taking the lead.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund’s holdings in the sector notably boosted its absolute return. Consumer electronics leader Apple, Inc., a top holding, stood out, helped by strong demand for its smartphones and a rally in mega-cap technology stocks.
Financials | The fund’s financial holdings produced a steep gain, led by private equity company KKR & Company, Inc., which benefited from strong execution by management, growing interest in alternative investments and lower interest rates.
Consumer discretionary | This sector was another standout, thanks to positions in e-commerce giant Amazon.com, Inc. and home builder Lennar Corp.
TOP PERFORMANCE DETRACTORS
Utilities and materials | The fund’s lack of exposure to utilities and small stake in materials did little to aid performance.
Weakness from specific holdings | Notable individual detractors included a new position this period in Israel-based Mobileye Global, Inc., which makes advanced driver assist systems, as well as investments in biopharmaceuticals stock Moderna, Inc., media conglomerate Warner Brothers Discovery, Inc. and recreational vehicle company Polaris, Inc.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental Large Cap Core Fund (Class NAV/JLCNX)	37.62%	14.53%	11.80%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,631,957,789
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 33,000,292
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,631,957,789%
Total number of portfolio holdings	$47%
Total advisory fees paid (net)	$33,000,292%
Portfolio turnover rate	$19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	8.8%
Apple, Inc.	8.0%
Alphabet, Inc., Class A	5.9%
Cheniere Energy, Inc.	5.2%
KKR & Company, Inc.	4.7%
Morgan Stanley	4.6%
Lennar Corp., Class A	4.5%
Microsoft Corp.	4.0%
Crown Castle, Inc.	3.1%
Texas Instruments, Inc.	3.1%

Sector Composition
Information technology	27.8%
Consumer discretionary	18.8%
Financials	15.0%
Communication services	10.4%
Health care	6.8%
Consumer staples	6.2%
Energy	5.2%
Industrials	4.9%
Real estate	3.5%
Materials	0.5%
Short-term investments and other	0.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	8.8%
Apple, Inc.	8.0%
Alphabet, Inc., Class A	5.9%
Cheniere Energy, Inc.	5.2%
KKR & Company, Inc.	4.7%
Morgan Stanley	4.6%
Lennar Corp., Class A	4.5%
Microsoft Corp.	4.0%
Crown Castle, Inc.	3.1%
Texas Instruments, Inc.	3.1%

C000113486 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Large Cap Core Fund
Class Name	Class R2
Trading Symbol	JLCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Fundamental Large Cap Core Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Core Fund (Class R2/JLCYX)	$134	1.13%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental Large Cap Core Fund (Class R2/JLCYX) returned 36.99% for the year ended October 31, 2024. A resilient U.S. economy, lower interest rates, strong corporate earnings and investor enthusiasm for artificial intelligence (AI) helped propel U.S. equities sharply higher, with large-cap growth stocks taking the lead.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund’s holdings in the sector notably boosted its absolute return. Consumer electronics leader Apple, Inc., a top holding, stood out, helped by strong demand for its smartphones and a rally in mega-cap technology stocks.
Financials | The fund’s financial holdings produced a steep gain, led by private equity company KKR & Company, Inc., which benefited from strong execution by management, growing interest in alternative investments and lower interest rates.
Consumer discretionary | This sector was another standout, thanks to positions in e-commerce giant Amazon.com, Inc. and home builder Lennar Corp.
TOP PERFORMANCE DETRACTORS
Utilities and materials | The fund’s lack of exposure to utilities and small stake in materials did little to aid performance.
Weakness from specific holdings | Notable individual detractors included a new position this period in Israel-based Mobileye Global, Inc., which makes advanced driver assist systems, as well as investments in biopharmaceuticals stock Moderna, Inc., media conglomerate Warner Brothers Discovery, Inc. and recreational vehicle company Polaris, Inc.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental Large Cap Core Fund (Class R2/JLCYX)	36.99%	13.98%	11.34%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 5,631,957,789
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 33,000,292
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,631,957,789%
Total number of portfolio holdings	$47%
Total advisory fees paid (net)	$33,000,292%
Portfolio turnover rate	$19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	8.8%
Apple, Inc.	8.0%
Alphabet, Inc., Class A	5.9%
Cheniere Energy, Inc.	5.2%
KKR & Company, Inc.	4.7%
Morgan Stanley	4.6%
Lennar Corp., Class A	4.5%
Microsoft Corp.	4.0%
Crown Castle, Inc.	3.1%
Texas Instruments, Inc.	3.1%

Sector Composition
Information technology	27.8%
Consumer discretionary	18.8%
Financials	15.0%
Communication services	10.4%
Health care	6.8%
Consumer staples	6.2%
Energy	5.2%
Industrials	4.9%
Real estate	3.5%
Materials	0.5%
Short-term investments and other	0.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	8.8%
Apple, Inc.	8.0%
Alphabet, Inc., Class A	5.9%
Cheniere Energy, Inc.	5.2%
KKR & Company, Inc.	4.7%
Morgan Stanley	4.6%
Lennar Corp., Class A	4.5%
Microsoft Corp.	4.0%
Crown Castle, Inc.	3.1%
Texas Instruments, Inc.	3.1%

C000078716 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Large Cap Core Fund
Class Name	Class R4
Trading Symbol	JLCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Fundamental Large Cap Core Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Core Fund (Class R4/JLCFX)	$108	0.91%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental Large Cap Core Fund (Class R4/JLCFX) returned 37.30% for the year ended October 31, 2024. A resilient U.S. economy, lower interest rates, strong corporate earnings and investor enthusiasm for artificial intelligence (AI) helped propel U.S. equities sharply higher, with large-cap growth stocks taking the lead.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund’s holdings in the sector notably boosted its absolute return. Consumer electronics leader Apple, Inc., a top holding, stood out, helped by strong demand for its smartphones and a rally in mega-cap technology stocks.
Financials | The fund’s financial holdings produced a steep gain, led by private equity company KKR & Company, Inc., which benefited from strong execution by management, growing interest in alternative investments and lower interest rates.
Consumer discretionary | This sector was another standout, thanks to positions in e-commerce giant Amazon.com, Inc. and home builder Lennar Corp.
TOP PERFORMANCE DETRACTORS
Utilities and materials | The fund’s lack of exposure to utilities and small stake in materials did little to aid performance.
Weakness from specific holdings | Notable individual detractors included a new position this period in Israel-based Mobileye Global, Inc., which makes advanced driver assist systems, as well as investments in biopharmaceuticals stock Moderna, Inc., media conglomerate Warner Brothers Discovery, Inc. and recreational vehicle company Polaris, Inc.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental Large Cap Core Fund (Class R4/JLCFX)	37.30%	14.23%	11.60%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 5,631,957,789
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 33,000,292
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,631,957,789%
Total number of portfolio holdings	$47%
Total advisory fees paid (net)	$33,000,292%
Portfolio turnover rate	$19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	8.8%
Apple, Inc.	8.0%
Alphabet, Inc., Class A	5.9%
Cheniere Energy, Inc.	5.2%
KKR & Company, Inc.	4.7%
Morgan Stanley	4.6%
Lennar Corp., Class A	4.5%
Microsoft Corp.	4.0%
Crown Castle, Inc.	3.1%
Texas Instruments, Inc.	3.1%

Sector Composition
Information technology	27.8%
Consumer discretionary	18.8%
Financials	15.0%
Communication services	10.4%
Health care	6.8%
Consumer staples	6.2%
Energy	5.2%
Industrials	4.9%
Real estate	3.5%
Materials	0.5%
Short-term investments and other	0.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	8.8%
Apple, Inc.	8.0%
Alphabet, Inc., Class A	5.9%
Cheniere Energy, Inc.	5.2%
KKR & Company, Inc.	4.7%
Morgan Stanley	4.6%
Lennar Corp., Class A	4.5%
Microsoft Corp.	4.0%
Crown Castle, Inc.	3.1%
Texas Instruments, Inc.	3.1%

C000078717 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Large Cap Core Fund
Class Name	Class R5
Trading Symbol	JLCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Fundamental Large Cap Core Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Core Fund (Class R5/JLCVX)	$84	0.71%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental Large Cap Core Fund (Class R5/JLCVX) returned 37.55% for the year ended October 31, 2024. A resilient U.S. economy, lower interest rates, strong corporate earnings and investor enthusiasm for artificial intelligence (AI) helped propel U.S. equities sharply higher, with large-cap growth stocks taking the lead.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund’s holdings in the sector notably boosted its absolute return. Consumer electronics leader Apple, Inc., a top holding, stood out, helped by strong demand for its smartphones and a rally in mega-cap technology stocks.
Financials | The fund’s financial holdings produced a steep gain, led by private equity company KKR & Company, Inc., which benefited from strong execution by management, growing interest in alternative investments and lower interest rates.
Consumer discretionary | This sector was another standout, thanks to positions in e-commerce giant Amazon.com, Inc. and home builder Lennar Corp.
TOP PERFORMANCE DETRACTORS
Utilities and materials | The fund’s lack of exposure to utilities and small stake in materials did little to aid performance.
Weakness from specific holdings | Notable individual detractors included a new position this period in Israel-based Mobileye Global, Inc., which makes advanced driver assist systems, as well as investments in biopharmaceuticals stock Moderna, Inc., media conglomerate Warner Brothers Discovery, Inc. and recreational vehicle company Polaris, Inc.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental Large Cap Core Fund (Class R5/JLCVX)	37.55%	14.46%	11.82%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 5,631,957,789
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 33,000,292
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,631,957,789%
Total number of portfolio holdings	$47%
Total advisory fees paid (net)	$33,000,292%
Portfolio turnover rate	$19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	8.8%
Apple, Inc.	8.0%
Alphabet, Inc., Class A	5.9%
Cheniere Energy, Inc.	5.2%
KKR & Company, Inc.	4.7%
Morgan Stanley	4.6%
Lennar Corp., Class A	4.5%
Microsoft Corp.	4.0%
Crown Castle, Inc.	3.1%
Texas Instruments, Inc.	3.1%

Sector Composition
Information technology	27.8%
Consumer discretionary	18.8%
Financials	15.0%
Communication services	10.4%
Health care	6.8%
Consumer staples	6.2%
Energy	5.2%
Industrials	4.9%
Real estate	3.5%
Materials	0.5%
Short-term investments and other	0.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	8.8%
Apple, Inc.	8.0%
Alphabet, Inc., Class A	5.9%
Cheniere Energy, Inc.	5.2%
KKR & Company, Inc.	4.7%
Morgan Stanley	4.6%
Lennar Corp., Class A	4.5%
Microsoft Corp.	4.0%
Crown Castle, Inc.	3.1%
Texas Instruments, Inc.	3.1%

C000106439 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental Large Cap Core Fund
Class Name	Class R6
Trading Symbol	JLCWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Fundamental Large Cap Core Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental Large Cap Core Fund (Class R6/JLCWX)	$78	0.66%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental Large Cap Core Fund (Class R6/JLCWX) returned 37.63% for the year ended October 31, 2024. A resilient U.S. economy, lower interest rates, strong corporate earnings and investor enthusiasm for artificial intelligence (AI) helped propel U.S. equities sharply higher, with large-cap growth stocks taking the lead.
TOP PERFORMANCE CONTRIBUTORS
Information technology | The fund’s holdings in the sector notably boosted its absolute return. Consumer electronics leader Apple, Inc., a top holding, stood out, helped by strong demand for its smartphones and a rally in mega-cap technology stocks.
Financials | The fund’s financial holdings produced a steep gain, led by private equity company KKR & Company, Inc., which benefited from strong execution by management, growing interest in alternative investments and lower interest rates.
Consumer discretionary | This sector was another standout, thanks to positions in e-commerce giant Amazon.com, Inc. and home builder Lennar Corp.
TOP PERFORMANCE DETRACTORS
Utilities and materials | The fund’s lack of exposure to utilities and small stake in materials did little to aid performance.
Weakness from specific holdings | Notable individual detractors included a new position this period in Israel-based Mobileye Global, Inc., which makes advanced driver assist systems, as well as investments in biopharmaceuticals stock Moderna, Inc., media conglomerate Warner Brothers Discovery, Inc. and recreational vehicle company Polaris, Inc.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental Large Cap Core Fund (Class R6/JLCWX)	37.63%	14.52%	11.89%
S&P 500 Index	38.02%	15.27%	13.00%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 5,631,957,789
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 33,000,292
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,631,957,789%
Total number of portfolio holdings	$47%
Total advisory fees paid (net)	$33,000,292%
Portfolio turnover rate	$19%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	8.8%
Apple, Inc.	8.0%
Alphabet, Inc., Class A	5.9%
Cheniere Energy, Inc.	5.2%
KKR & Company, Inc.	4.7%
Morgan Stanley	4.6%
Lennar Corp., Class A	4.5%
Microsoft Corp.	4.0%
Crown Castle, Inc.	3.1%
Texas Instruments, Inc.	3.1%

Sector Composition
Information technology	27.8%
Consumer discretionary	18.8%
Financials	15.0%
Communication services	10.4%
Health care	6.8%
Consumer staples	6.2%
Energy	5.2%
Industrials	4.9%
Real estate	3.5%
Materials	0.5%
Short-term investments and other	0.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	8.8%
Apple, Inc.	8.0%
Alphabet, Inc., Class A	5.9%
Cheniere Energy, Inc.	5.2%
KKR & Company, Inc.	4.7%
Morgan Stanley	4.6%
Lennar Corp., Class A	4.5%
Microsoft Corp.	4.0%
Crown Castle, Inc.	3.1%
Texas Instruments, Inc.	3.1%

C000134711 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Infrastructure Fund
Class Name	Class A
Trading Symbol	JEEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Infrastructure Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Infrastructure Fund (Class A/JEEBX)	$144	1.26%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Infrastructure Fund (Class A/JEEBX) returned 29.17% (excluding sales charges) for the year ended October 31, 2024. The world equity markets produced strong gains in the annual period, with only brief stretches of volatility interrupting what was otherwise a steady upward move. Investors displayed a robust appetite for risk at a time of positive economic growth, healthy corporate earnings, and interest-rate cuts by developed-market central banks.
TOP PERFORMANCE CONTRIBUTORS
Targa Resources Corp. | The energy infrastructure company announced better-than-expected results, reaffirmed its guidance, and reported the start of two new projects.
Vistra Corp. | The Texas-based electric utility was seen as being a key beneficiary of the growth of artificial intelligence due to the rising electricity demand from data centers. The company also reported better-than-expected results and was added to the S&P 500 Index.
Other single-stock contributors | Aena SME SA, The Williams Companies, Inc., and Constellation Energy Corp. also contributed to absolute performance.
TOP PERFORMANCE DETRACTORS
China Longyuan Power Group, Ltd. | The company missed earnings estimates due to higher operating expenses weighing on its stock price.
Nippon Telegraph & Telephone Corp. | The company reported earnings below consensus estimates and offered weaker-than-expected guidance for 2024.
Other single-stock detractors | RWE AG, Shanghai International Airport Company, Ltd., and E.ON SE also detracted from absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Infrastructure Fund (Class A/JEEBX)	22.71%	4.93%	5.66%
Infrastructure Fund (Class A/JEEBX)—excluding sales charge	29.17%	6.01%	6.20%
MSCI ACWI	32.79%	11.08%	9.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 555,887,861
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 4,369,758
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$555,887,861%
Total number of portfolio holdings	$35%
Total advisory fees paid (net)	$4,369,758%
Portfolio turnover rate	$27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Sempra	4.3%
The Williams Companies, Inc.	4.1%
Aena SME SA	4.1%
Targa Resources Corp.	3.6%
National Grid PLC	3.6%
Vinci SA	3.6%
Engie SA	3.4%
Atmos Energy Corp.	3.4%
Edison International	3.3%
American Electric Power Company, Inc.	3.3%

Sector Composition
Utilities	56.3%
Energy	14.7%
Industrials	12.1%
Communication services	8.8%
Real estate	3.0%
Financials	3.0%
Short-term investments and other	2.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Sempra	4.3%
The Williams Companies, Inc.	4.1%
Aena SME SA	4.1%
Targa Resources Corp.	3.6%
National Grid PLC	3.6%
Vinci SA	3.6%
Engie SA	3.4%
Atmos Energy Corp.	3.4%
Edison International	3.3%
American Electric Power Company, Inc.	3.3%

C000141694 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Infrastructure Fund
Class Name	Class C
Trading Symbol	JEEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Infrastructure Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Infrastructure Fund (Class C/JEEFX)	$224	1.96%

Expenses Paid, Amount	$ 224
Expense Ratio, Percent	1.96%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Infrastructure Fund (Class C/JEEFX) returned 28.29% (excluding sales charges) for the year ended October 31, 2024. The world equity markets produced strong gains in the annual period, with only brief stretches of volatility interrupting what was otherwise a steady upward move. Investors displayed a robust appetite for risk at a time of positive economic growth, healthy corporate earnings, and interest-rate cuts by developed-market central banks.
TOP PERFORMANCE CONTRIBUTORS
Targa Resources Corp. | The energy infrastructure company announced better-than-expected results, reaffirmed its guidance, and reported the start of two new projects.
Vistra Corp. | The Texas-based electric utility was seen as being a key beneficiary of the growth of artificial intelligence due to the rising electricity demand from data centers. The company also reported better-than-expected results and was added to the S&P 500 Index.
Other single-stock contributors | Aena SME SA, The Williams Companies, Inc., and Constellation Energy Corp. also contributed to absolute performance.
TOP PERFORMANCE DETRACTORS
China Longyuan Power Group, Ltd. | The company missed earnings estimates due to higher operating expenses weighing on its stock price.
Nippon Telegraph & Telephone Corp. | The company reported earnings below consensus estimates and offered weaker-than-expected guidance for 2024.
Other single-stock detractors | RWE AG, Shanghai International Airport Company, Ltd., and E.ON SE also detracted from absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Infrastructure Fund (Class C/JEEFX)	27.29%	5.26%	5.45%
Infrastructure Fund (Class C/JEEFX)—excluding sales charge	28.29%	5.26%	5.45%
MSCI ACWI	32.79%	11.08%	9.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 555,887,861
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 4,369,758
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$555,887,861%
Total number of portfolio holdings	$35%
Total advisory fees paid (net)	$4,369,758%
Portfolio turnover rate	$27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Sempra	4.3%
The Williams Companies, Inc.	4.1%
Aena SME SA	4.1%
Targa Resources Corp.	3.6%
National Grid PLC	3.6%
Vinci SA	3.6%
Engie SA	3.4%
Atmos Energy Corp.	3.4%
Edison International	3.3%
American Electric Power Company, Inc.	3.3%

Sector Composition
Utilities	56.3%
Energy	14.7%
Industrials	12.1%
Communication services	8.8%
Real estate	3.0%
Financials	3.0%
Short-term investments and other	2.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Sempra	4.3%
The Williams Companies, Inc.	4.1%
Aena SME SA	4.1%
Targa Resources Corp.	3.6%
National Grid PLC	3.6%
Vinci SA	3.6%
Engie SA	3.4%
Atmos Energy Corp.	3.4%
Edison International	3.3%
American Electric Power Company, Inc.	3.3%

C000134712 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Infrastructure Fund
Class Name	Class I
Trading Symbol	JEEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Infrastructure Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Infrastructure Fund (Class I/JEEIX)	$110	0.96%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Infrastructure Fund (Class I/JEEIX) returned 29.52% for the year ended October 31, 2024. The world equity markets produced strong gains in the annual period, with only brief stretches of volatility interrupting what was otherwise a steady upward move. Investors displayed a robust appetite for risk at a time of positive economic growth, healthy corporate earnings, and interest-rate cuts by developed-market central banks.
TOP PERFORMANCE CONTRIBUTORS
Targa Resources Corp. | The energy infrastructure company announced better-than-expected results, reaffirmed its guidance, and reported the start of two new projects.
Vistra Corp. | The Texas-based electric utility was seen as being a key beneficiary of the growth of artificial intelligence due to the rising electricity demand from data centers. The company also reported better-than-expected results and was added to the S&P 500 Index.
Other single-stock contributors | Aena SME SA, The Williams Companies, Inc., and Constellation Energy Corp. also contributed to absolute performance.
TOP PERFORMANCE DETRACTORS
China Longyuan Power Group, Ltd. | The company missed earnings estimates due to higher operating expenses weighing on its stock price.
Nippon Telegraph & Telephone Corp. | The company reported earnings below consensus estimates and offered weaker-than-expected guidance for 2024.
Other single-stock detractors | RWE AG, Shanghai International Airport Company, Ltd., and E.ON SE also detracted from absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Infrastructure Fund (Class I/JEEIX)	29.52%	6.31%	6.51%
MSCI ACWI	32.79%	11.08%	9.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 555,887,861
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 4,369,758
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$555,887,861%
Total number of portfolio holdings	$35%
Total advisory fees paid (net)	$4,369,758%
Portfolio turnover rate	$27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Sempra	4.3%
The Williams Companies, Inc.	4.1%
Aena SME SA	4.1%
Targa Resources Corp.	3.6%
National Grid PLC	3.6%
Vinci SA	3.6%
Engie SA	3.4%
Atmos Energy Corp.	3.4%
Edison International	3.3%
American Electric Power Company, Inc.	3.3%

Sector Composition
Utilities	56.3%
Energy	14.7%
Industrials	12.1%
Communication services	8.8%
Real estate	3.0%
Financials	3.0%
Short-term investments and other	2.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Sempra	4.3%
The Williams Companies, Inc.	4.1%
Aena SME SA	4.1%
Targa Resources Corp.	3.6%
National Grid PLC	3.6%
Vinci SA	3.6%
Engie SA	3.4%
Atmos Energy Corp.	3.4%
Edison International	3.3%
American Electric Power Company, Inc.	3.3%

C000134713 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Infrastructure Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Infrastructure Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Infrastructure Fund (Class NAV)	$98	0.85%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Infrastructure Fund (Class NAV) returned 29.69% for the year ended October 31, 2024. The world equity markets produced strong gains in the annual period, with only brief stretches of volatility interrupting what was otherwise a steady upward move. Investors displayed a robust appetite for risk at a time of positive economic growth, healthy corporate earnings, and interest-rate cuts by developed-market central banks.
TOP PERFORMANCE CONTRIBUTORS
Targa Resources Corp. | The energy infrastructure company announced better-than-expected results, reaffirmed its guidance, and reported the start of two new projects.
Vistra Corp. | The Texas-based electric utility was seen as being a key beneficiary of the growth of artificial intelligence due to the rising electricity demand from data centers. The company also reported better-than-expected results and was added to the S&P 500 Index.
Other single-stock contributors | Aena SME SA, The Williams Companies, Inc., and Constellation Energy Corp. also contributed to absolute performance.
TOP PERFORMANCE DETRACTORS
China Longyuan Power Group, Ltd. | The company missed earnings estimates due to higher operating expenses weighing on its stock price.
Nippon Telegraph & Telephone Corp. | The company reported earnings below consensus estimates and offered weaker-than-expected guidance for 2024.
Other single-stock detractors | RWE AG, Shanghai International Airport Company, Ltd., and E.ON SE also detracted from absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Infrastructure Fund (Class NAV)	29.69%	6.43%	6.63%
MSCI ACWI	32.79%	11.08%	9.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 555,887,861
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 4,369,758
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$555,887,861%
Total number of portfolio holdings	$35%
Total advisory fees paid (net)	$4,369,758%
Portfolio turnover rate	$27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Sempra	4.3%
The Williams Companies, Inc.	4.1%
Aena SME SA	4.1%
Targa Resources Corp.	3.6%
National Grid PLC	3.6%
Vinci SA	3.6%
Engie SA	3.4%
Atmos Energy Corp.	3.4%
Edison International	3.3%
American Electric Power Company, Inc.	3.3%

Sector Composition
Utilities	56.3%
Energy	14.7%
Industrials	12.1%
Communication services	8.8%
Real estate	3.0%
Financials	3.0%
Short-term investments and other	2.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Sempra	4.3%
The Williams Companies, Inc.	4.1%
Aena SME SA	4.1%
Targa Resources Corp.	3.6%
National Grid PLC	3.6%
Vinci SA	3.6%
Engie SA	3.4%
Atmos Energy Corp.	3.4%
Edison International	3.3%
American Electric Power Company, Inc.	3.3%

C000134714 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Infrastructure Fund
Class Name	Class R6
Trading Symbol	JEEDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Infrastructure Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Infrastructure Fund (Class R6/JEEDX)	$98	0.85%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Infrastructure Fund (Class R6/JEEDX) returned 29.78% for the year ended October 31, 2024. The world equity markets produced strong gains in the annual period, with only brief stretches of volatility interrupting what was otherwise a steady upward move. Investors displayed a robust appetite for risk at a time of positive economic growth, healthy corporate earnings, and interest-rate cuts by developed-market central banks.
TOP PERFORMANCE CONTRIBUTORS
Targa Resources Corp. | The energy infrastructure company announced better-than-expected results, reaffirmed its guidance, and reported the start of two new projects.
Vistra Corp. | The Texas-based electric utility was seen as being a key beneficiary of the growth of artificial intelligence due to the rising electricity demand from data centers. The company also reported better-than-expected results and was added to the S&P 500 Index.
Other single-stock contributors | Aena SME SA, The Williams Companies, Inc., and Constellation Energy Corp. also contributed to absolute performance.
TOP PERFORMANCE DETRACTORS
China Longyuan Power Group, Ltd. | The company missed earnings estimates due to higher operating expenses weighing on its stock price.
Nippon Telegraph & Telephone Corp. | The company reported earnings below consensus estimates and offered weaker-than-expected guidance for 2024.
Other single-stock detractors | RWE AG, Shanghai International Airport Company, Ltd., and E.ON SE also detracted from absolute performance.
The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Infrastructure Fund (Class R6/JEEDX)	29.78%	6.44%	6.64%
MSCI ACWI	32.79%	11.08%	9.06%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 555,887,861
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 4,369,758
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$555,887,861%
Total number of portfolio holdings	$35%
Total advisory fees paid (net)	$4,369,758%
Portfolio turnover rate	$27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Sempra	4.3%
The Williams Companies, Inc.	4.1%
Aena SME SA	4.1%
Targa Resources Corp.	3.6%
National Grid PLC	3.6%
Vinci SA	3.6%
Engie SA	3.4%
Atmos Energy Corp.	3.4%
Edison International	3.3%
American Electric Power Company, Inc.	3.3%

Sector Composition
Utilities	56.3%
Energy	14.7%
Industrials	12.1%
Communication services	8.8%
Real estate	3.0%
Financials	3.0%
Short-term investments and other	2.1%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Sempra	4.3%
The Williams Companies, Inc.	4.1%
Aena SME SA	4.1%
Targa Resources Corp.	3.6%
National Grid PLC	3.6%
Vinci SA	3.6%
Engie SA	3.4%
Atmos Energy Corp.	3.4%
Edison International	3.3%
American Electric Power Company, Inc.	3.3%

C000134721 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Small Cap Core Fund
Class Name	Class A
Trading Symbol	JCCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Small Cap Core Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Core Fund (Class A/JCCAX)	$141	1.23%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Small Cap Core Fund (Class A/JCCAX) returned 28.55% (excluding sales charges) for the year ended October 31, 2024. The most significant factor affecting fund performance during the period was a broad equity market rally, which was driven by decelerating inflation, steady economic growth, increased expectations for interest rate cuts by the U.S. Federal Reserve, and growing interest in artificial intelligence (AI). Small-cap stocks underperformed large-cap shares, while growth stocks outperformed value-oriented issues.
TOP PERFORMANCE CONTRIBUTORS
CommVault Systems, Inc. | The stock benefited from heightened demand for the company’s cloud-based data protection solutions amid increased ransomware attacks.
EMCOR Group, Inc. | The company, which provides electrical and mechanical services to non-residential markets, enjoyed strong demand from data centers fueled by the growth of AI.
Q2 Holdings, Inc. | The electronic banking company experienced strong subscription and booking growth, which led to higher guidance for profitability and revenue growth throughout the year.
TOP PERFORMANCE DETRACTORS
Bumble, Inc. | An unexpected reset of the online dating app company’s strategy led to weaker earnings guidance and a decline in the stock.
Savers Value Village, Inc. | The world’s largest for-profit thrift store operator reported disappointing earnings and reduced future guidance due to lower-than-expected customer demand in Canada.
WideOpenWest, Inc. | The broadband service provider experienced higher-than-expected churn within its existing customer base, which delayed anticipated expansion into new geographic areas.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Core Fund (Class A/JCCAX)	22.13%	9.45%	8.39%
Small Cap Core Fund (Class A/JCCAX)—excluding sales charge	28.55%	10.57%	8.95%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell 2000 Index	34.07%	8.50%	7.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 2,065,436,177
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 15,918,928
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,065,436,177%
Total number of portfolio holdings	$79%
Total advisory fees paid (net)	$15,918,928%
Portfolio turnover rate	$56%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Summit Materials, Inc., Class A	2.4%
Arcosa, Inc.	2.2%
Madison Square Garden Sports Corp.	2.2%
Lithia Motors, Inc.	2.2%
SouthState Corp.	2.0%
CommVault Systems, Inc.	1.9%
Pinnacle Financial Partners, Inc.	1.9%
Cullen/Frost Bankers, Inc.	1.9%
Atlantic Union Bankshares Corp.	1.9%
Regal Rexnord Corp.	1.8%

Sector Composition
Information technology	21.7%
Industrials	18.2%
Health care	14.4%
Financials	13.1%
Consumer discretionary	10.4%
Energy	5.3%
Real estate	4.7%
Materials	4.0%
Communication services	3.1%
Consumer staples	1.9%
Utilities	1.4%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Summit Materials, Inc., Class A	2.4%
Arcosa, Inc.	2.2%
Madison Square Garden Sports Corp.	2.2%
Lithia Motors, Inc.	2.2%
SouthState Corp.	2.0%
CommVault Systems, Inc.	1.9%
Pinnacle Financial Partners, Inc.	1.9%
Cullen/Frost Bankers, Inc.	1.9%
Atlantic Union Bankshares Corp.	1.9%
Regal Rexnord Corp.	1.8%

C000134719 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Small Cap Core Fund
Class Name	Class I
Trading Symbol	JCCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Small Cap Core Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Core Fund (Class I/JCCIX)	$112	0.98%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Small Cap Core Fund (Class I/JCCIX) returned 28.93% for the year ended October 31, 2024. The most significant factor affecting fund performance during the period was a broad equity market rally, which was driven by decelerating inflation, steady economic growth, increased expectations for interest rate cuts by the U.S. Federal Reserve, and growing interest in artificial intelligence (AI). Small-cap stocks underperformed large-cap shares, while growth stocks outperformed value-oriented issues.
TOP PERFORMANCE CONTRIBUTORS
CommVault Systems, Inc. | The stock benefited from heightened demand for the company’s cloud-based data protection solutions amid increased ransomware attacks.
EMCOR Group, Inc. | The company, which provides electrical and mechanical services to non-residential markets, enjoyed strong demand from data centers fueled by the growth of AI.
Q2 Holdings, Inc. | The electronic banking company experienced strong subscription and booking growth, which led to higher guidance for profitability and revenue growth throughout the year.
TOP PERFORMANCE DETRACTORS
Bumble, Inc. | An unexpected reset of the online dating app company’s strategy led to weaker earnings guidance and a decline in the stock.
Savers Value Village, Inc. | The world’s largest for-profit thrift store operator reported disappointing earnings and reduced future guidance due to lower-than-expected customer demand in Canada.
WideOpenWest, Inc. | The broadband service provider experienced higher-than-expected churn within its existing customer base, which delayed anticipated expansion into new geographic areas.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Core Fund (Class I/JCCIX)	28.93%	10.85%	9.19%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell 2000 Index	34.07%	8.50%	7.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 2,065,436,177
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 15,918,928
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,065,436,177%
Total number of portfolio holdings	$79%
Total advisory fees paid (net)	$15,918,928%
Portfolio turnover rate	$56%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Summit Materials, Inc., Class A	2.4%
Arcosa, Inc.	2.2%
Madison Square Garden Sports Corp.	2.2%
Lithia Motors, Inc.	2.2%
SouthState Corp.	2.0%
CommVault Systems, Inc.	1.9%
Pinnacle Financial Partners, Inc.	1.9%
Cullen/Frost Bankers, Inc.	1.9%
Atlantic Union Bankshares Corp.	1.9%
Regal Rexnord Corp.	1.8%

Sector Composition
Information technology	21.7%
Industrials	18.2%
Health care	14.4%
Financials	13.1%
Consumer discretionary	10.4%
Energy	5.3%
Real estate	4.7%
Materials	4.0%
Communication services	3.1%
Consumer staples	1.9%
Utilities	1.4%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Summit Materials, Inc., Class A	2.4%
Arcosa, Inc.	2.2%
Madison Square Garden Sports Corp.	2.2%
Lithia Motors, Inc.	2.2%
SouthState Corp.	2.0%
CommVault Systems, Inc.	1.9%
Pinnacle Financial Partners, Inc.	1.9%
Cullen/Frost Bankers, Inc.	1.9%
Atlantic Union Bankshares Corp.	1.9%
Regal Rexnord Corp.	1.8%

C000134720 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Small Cap Core Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Small Cap Core Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Core Fund (Class NAV)	$99	0.86%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Small Cap Core Fund (Class NAV) returned 29.07% for the year ended October 31, 2024. The most significant factor affecting fund performance during the period was a broad equity market rally, which was driven by decelerating inflation, steady economic growth, increased expectations for interest rate cuts by the U.S. Federal Reserve, and growing interest in artificial intelligence (AI). Small-cap stocks underperformed large-cap shares, while growth stocks outperformed value-oriented issues.
TOP PERFORMANCE CONTRIBUTORS
CommVault Systems, Inc. | The stock benefited from heightened demand for the company’s cloud-based data protection solutions amid increased ransomware attacks.
EMCOR Group, Inc. | The company, which provides electrical and mechanical services to non-residential markets, enjoyed strong demand from data centers fueled by the growth of AI.
Q2 Holdings, Inc. | The electronic banking company experienced strong subscription and booking growth, which led to higher guidance for profitability and revenue growth throughout the year.
TOP PERFORMANCE DETRACTORS
Bumble, Inc. | An unexpected reset of the online dating app company’s strategy led to weaker earnings guidance and a decline in the stock.
Savers Value Village, Inc. | The world’s largest for-profit thrift store operator reported disappointing earnings and reduced future guidance due to lower-than-expected customer demand in Canada.
WideOpenWest, Inc. | The broadband service provider experienced higher-than-expected churn within its existing customer base, which delayed anticipated expansion into new geographic areas.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Core Fund (Class NAV)	29.07%	10.97%	9.31%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell 2000 Index	34.07%	8.50%	7.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,065,436,177
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 15,918,928
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,065,436,177%
Total number of portfolio holdings	$79%
Total advisory fees paid (net)	$15,918,928%
Portfolio turnover rate	$56%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Summit Materials, Inc., Class A	2.4%
Arcosa, Inc.	2.2%
Madison Square Garden Sports Corp.	2.2%
Lithia Motors, Inc.	2.2%
SouthState Corp.	2.0%
CommVault Systems, Inc.	1.9%
Pinnacle Financial Partners, Inc.	1.9%
Cullen/Frost Bankers, Inc.	1.9%
Atlantic Union Bankshares Corp.	1.9%
Regal Rexnord Corp.	1.8%

Sector Composition
Information technology	21.7%
Industrials	18.2%
Health care	14.4%
Financials	13.1%
Consumer discretionary	10.4%
Energy	5.3%
Real estate	4.7%
Materials	4.0%
Communication services	3.1%
Consumer staples	1.9%
Utilities	1.4%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Summit Materials, Inc., Class A	2.4%
Arcosa, Inc.	2.2%
Madison Square Garden Sports Corp.	2.2%
Lithia Motors, Inc.	2.2%
SouthState Corp.	2.0%
CommVault Systems, Inc.	1.9%
Pinnacle Financial Partners, Inc.	1.9%
Cullen/Frost Bankers, Inc.	1.9%
Atlantic Union Bankshares Corp.	1.9%
Regal Rexnord Corp.	1.8%

C000193016 [Member]
Shareholder Report [Line Items]
Fund Name	John Hancock Small Cap Core Fund
Class Name	Class R6
Trading Symbol	JORSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Small Cap Core Fund (the fund) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Core Fund (Class R6/JORSX)	$100	0.87%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Small Cap Core Fund (Class R6/JORSX) returned 29.04% for the year ended October 31, 2024. The most significant factor affecting fund performance during the period was a broad equity market rally, which was driven by decelerating inflation, steady economic growth, increased expectations for interest rate cuts by the U.S. Federal Reserve, and growing interest in artificial intelligence (AI). Small-cap stocks underperformed large-cap shares, while growth stocks outperformed value-oriented issues.
TOP PERFORMANCE CONTRIBUTORS
CommVault Systems, Inc. | The stock benefited from heightened demand for the company’s cloud-based data protection solutions amid increased ransomware attacks.
EMCOR Group, Inc. | The company, which provides electrical and mechanical services to non-residential markets, enjoyed strong demand from data centers fueled by the growth of AI.
Q2 Holdings, Inc. | The electronic banking company experienced strong subscription and booking growth, which led to higher guidance for profitability and revenue growth throughout the year.
TOP PERFORMANCE DETRACTORS
Bumble, Inc. | An unexpected reset of the online dating app company’s strategy led to weaker earnings guidance and a decline in the stock.
Savers Value Village, Inc. | The world’s largest for-profit thrift store operator reported disappointing earnings and reduced future guidance due to lower-than-expected customer demand in Canada.
WideOpenWest, Inc. | The broadband service provider experienced higher-than-expected churn within its existing customer base, which delayed anticipated expansion into new geographic areas.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Small Cap Core Fund (Class R6/JORSX)	29.04%	10.99%	9.24%
Russell 3000 Index	37.86%	14.60%	12.44%
Russell 2000 Index	34.07%	8.50%	7.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 2,065,436,177
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 15,918,928
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$2,065,436,177%
Total number of portfolio holdings	$79%
Total advisory fees paid (net)	$15,918,928%
Portfolio turnover rate	$56%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Summit Materials, Inc., Class A	2.4%
Arcosa, Inc.	2.2%
Madison Square Garden Sports Corp.	2.2%
Lithia Motors, Inc.	2.2%
SouthState Corp.	2.0%
CommVault Systems, Inc.	1.9%
Pinnacle Financial Partners, Inc.	1.9%
Cullen/Frost Bankers, Inc.	1.9%
Atlantic Union Bankshares Corp.	1.9%
Regal Rexnord Corp.	1.8%

Sector Composition
Information technology	21.7%
Industrials	18.2%
Health care	14.4%
Financials	13.1%
Consumer discretionary	10.4%
Energy	5.3%
Real estate	4.7%
Materials	4.0%
Communication services	3.1%
Consumer staples	1.9%
Utilities	1.4%
Short-term investments and other	1.8%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Summit Materials, Inc., Class A	2.4%
Arcosa, Inc.	2.2%
Madison Square Garden Sports Corp.	2.2%
Lithia Motors, Inc.	2.2%
SouthState Corp.	2.0%
CommVault Systems, Inc.	1.9%
Pinnacle Financial Partners, Inc.	1.9%
Cullen/Frost Bankers, Inc.	1.9%
Atlantic Union Bankshares Corp.	1.9%
Regal Rexnord Corp.	1.8%